Auditor’s Remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration [abstract]
Summary of Detailed Information About Auditor's Remuneration

The following fees were paid or payable for services provided by PricewaterhouseCoopers Australia (PwC) as the auditor of the Group:

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021
Audit fees	$412,793	$471,568	$266,000	$141,772
Audit-related fees	—	—	—	481,415
Other fees in relation to prior year's audit	8,382	—	—	—
Other assurance services	13,291	—	—	—
All other fees	—	—	276,498	—
Total	$434,466	$471,568	$542,498	$623,187

[1] Audit-related fees related to services performed in respect of the US IPO and US filing processes during the six months ended December 31, 2022, and twelve months ended June 30, 2022, and 2021.